SEPARATE ACCOUNT ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Separate Account, Liability [Roll Forward]
Balance, beginning of year	$ 1,189	$ 1,045
Policyholder deposits	74	77
Net investment income	66	33
Net realized capital gains on investments	117	170
Policyholder benefits and withdrawals	(119)	(117)
Net transfer from (to) general account	33	(8)
Policy charges	(17)	(11)
Total changes	154	144
Balance, end of year	1,343	1,189
Cash surrender value	$ 724	$ 643